DEBT - Summary of Movements in Debt (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2019	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement In Debt Balance [Roll Forward]
Deferred charges, beginning balance			$ (3,634)	$ (3,935)
Total, beginning balance			1,349,042	1,244,459
Loan repayments	$ (222,100)		(621,235)	(176,293)
Loan draw downs			389,894	270,000
Amortization of purchase price adjustment			813	10,019
Convertible bond loss on extinguishment		$ 600		556
Capitalization of debt issuance cost, net of amortization			4,644	301
Deferred charges, ending balance		(3,935)	(8,278)	(3,634)	$ (3,935)
Total, ending balance		1,244,459	1,113,870	1,349,042	1,244,459
Secured Debt [Member]
Movement In Debt Balance [Roll Forward]
Long term debt, beginning balance			1,185,294	1,069,538
Loan repayments			(453,040)	(154,244)
Loan draw downs			389,894	270,000
Long term debt, ending balance		1,069,538	1,122,148	1,185,294	1,069,538
Convertible Debt [Member]
Movement In Debt Balance [Roll Forward]
Long term debt, beginning balance			167,382	178,856
Total, beginning balance			31,800
Loan repayments			(168,195)	(22,049)
Amortization of purchase price adjustment			813	10,019	9,500
Convertible bond loss on extinguishment				556
Long term debt, ending balance		$ 178,856	$ 0	167,382	$ 178,856
Total, ending balance				$ 31,800